Long-Term Debt - Description (Details) (USD $)	6 Months Ended		0 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended		0 Months Ended	4 Months Ended		6 Months Ended	7 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jan. 07, 2014 Nordea Bank Finland Plc (dated May 5, 2011)	Jun. 30, 2014 China Development Bank (dated May 17, 2013)	Jul. 07, 2014 HSH Nordbank AG (dated April 4, 2014)	Apr. 04, 2014 HSH Nordbank AG (dated April 4, 2014)	Jun. 30, 2014 HSH Nordbank AG (dated April 4, 2014)	Jun. 10, 2014 Nordea Bank Finland Plc (dated May 6, 2014)	May 06, 2014 Nordea Bank Finland Plc (dated May 6, 2014)	Jun. 30, 2014 Nordea Bank Finland Plc (dated May 6, 2014)	Jun. 30, 2014 Bank of Scotland (dated December 4, 2007) and Nordea (dated May 5, 2011)	Aug. 08, 2014 Senior Unsecured Notes Due 2021	Jun. 30, 2014 HSH Nordbank AG (dated April 4, 2014) and Nordea Bank Finland Plc (dated May 6, 2014)
Debt Instrument [Line Items]
Proceeds from long-term debt	$ 107,144,427	$ 0	$ 25,394,427		$ 12,600,000			$ 81,750,000
Write off of unamortized financing costs				483,054							1,027,694
Loan / credit facility details

On April 4, 2014, the Company completed the documentation for a new loan agreement with HSH Nordbank AG (“HSH”) for a $47,000,000 secured loan facility for the refinancing of the M/V Friendly Seas and the partial financing of the first two Ultramax newbuilding drybulk carriers, the Hull numbers DY152 and DY153. For M/V Friendly Seas, HSH agreed to finance the lower of $12,600,000 or 60% of the vessel’s market value upon the respective drawdown date. For each of the two Ultramax vessels, HSH agreed to finance the lower of $17,200,000 or 65% of the vessels’ market value upon their delivery.

On May 6, 2014, the Company completed the documentation for a senior secured loan facility with a syndicate of major European banks led by Nordea in an amount of $160,000,000. This facility will be used for the refinancing of six vessels of its operating fleet (the four Handysize vessels M/V Prosperous Seas, M/V Precious Seas, M/V Priceless Seas and the M/V Proud Seas, and the Panamax vessels M/V Coral Seas and M/V Golden Seas), along with the financing of up to 60% of the market value of the remaining two Ultramax newbuilding drybulk carriers, the Hull numbers DY4050 and DY4052, and two of its Kamsarmax newbuilding drybulk carriers, the Hull numbers YZJ1144 and YZJ1145, that are expected to be delivered in the second quarter of 2015.

Credit facility undrawn portion							47,000,000			78,000,000			125,000,000
Amount available for drawdown						47,000,000			160,000,000
Terms and conditions of debt

On August 8, 2014, the Company completed the offering of 1,000,000 senior unsecured notes due 2021 (“Notes”), pursuant to its effective shelf registration statement. The Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof, and bear interest at a rate of 8.375% per year, payable quarterly on each February 15, May 15, August 15 and November 15, commencing on November 15, 2014. The Notes will mature on August 15, 2021, and may be redeemed in whole or in part at any time or from time to time after August 15, 2017.

Interest rate per year												8.375%
Debt maturity date												Aug. 15, 2021
Net proceeds from issuance of debt												23,912,500
Debt underwriting discounts and commissions												812,500
Other offering costs												$ 275,000